Additional Information-Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Additional Information-Parent Company Only Condensed Financial Information
Schedule of condensed balance sheets

(a)Condensed balance sheets of Zhihu Inc.

	As of December 31,
	2024	2025	2025

	RMB in thousands		US$ in
			thousands
ASSETS
Current assets:
Cash and cash equivalents	37,711	240,902	34,449
Term deposits	70,378	—	—
Short-term investments	—	71,279	10,193
Amounts due from subsidiaries and VIEs and VIEs’ subsidiaries	2,814	2,893	414
Prepayments and other current assets	7,759	9,727	1,390
Total current assets	118,662	324,801	46,446

Non-current assets:
Investments in subsidiaries	4,139,841	3,583,957	512,499
Total non-current assets	4,139,841	3,583,957	512,499

Total assets	4,258,503	3,908,758	558,945

LIABILITIES AND SHAREHOLDER’S EQUITY
Current liabilities:
Accounts payable and accrued liabilities	29,858	13,934	1,993
Other current liabilities	31,966	31,253	4,469
Amounts due to subsidiaries and VIEs and VIEs’ subsidiaries	60,556	59,435	8,499
Total current liabilities	122,380	104,622	14,961

Total liabilities	122,380	104,622	14,961

Shareholders’ equity:
Ordinary shares (US$0.000125 par value)	203	207	30
Treasury stock	(112,057)	(275,059)	(39,333)
Additional paid-in capital	13,113,010	13,183,041	1,885,150
Statutory reserve	435	706	101
Accumulated other comprehensive income/(loss)	12,383	(33,736)	(4,824)
Accumulated deficit	(8,877,851)	(9,071,023)	(1,297,140)
Total shareholders’ equity	4,136,123	3,804,136	543,984
Total liabilities and shareholders’ equity	4,258,503	3,908,758	558,945

Schedule of condensed statements of operations and comprehensive loss

(b)Condensed statements of operations and comprehensive loss of Zhihu Inc.

	For the Year Ended December 31,
	2023	2024	2025	2025

	RMB in thousands			US$ in
				thousands
Operating expenses:
General and administrative expenses	(45,625)	(41,861)	(22,159)	(3,169)
Total operating expenses	(45,625)	(41,861)	(22,159)	(3,169)

Loss from operations	(45,625)	(41,861)	(22,159)	(3,169)
Other income/(expenses):
Interest income	5,105	8,559	23,540	3,366
Exchange gains	138	8	—	—
Investment income	—	13	999	143
Share of loss of subsidiaries	(816,004)	(181,878)	(219,832)	(31,436)
Others, net	12,745	43,357	24,551	3,513

Net loss	(843,641)	(171,802)	(192,901)	(27,583)

Net loss attributable to Zhihu Inc.’s shareholders	(843,641)	(171,802)	(192,901)	(27,583)

Net loss	(843,641)	(171,802)	(192,901)	(27,583)
Other comprehensive income/(loss):
Foreign currency translation adjustments	45,257	32,934	(46,119)	(6,594)
Total other comprehensive income/(loss)	45,257	32,934	(46,119)	(6,594)

Total comprehensive loss	(798,384)	(138,868)	(239,020)	(34,177)
Comprehensive loss attributable to Zhihu Inc.’s shareholders	(798,384)	(138,868)	(239,020)	(34,177)

Schedule of condensed statements of cash flows

(c)Condensed statements of cash flows of Zhihu Inc.

	For the Year Ended December 31,
	2023	2024	2025	2025

	RMB in thousands			US$ in
				thousands
Net cash (used in)/provided by operating activities	(44,388)	18,577	17,866	2,555
Purchases of term deposits	(72,054)	(69,150)	(502,525)	(71,860)
Proceeds from withdrawal of term deposits	—	71,006	564,963	80,789
Purchases of short-term investments	—	(35,679)	(71,013)	(10,155)
Proceeds of maturities of short-term investments	—	35,582	—	—
Repayment from subsidiaries of investment	284,017	670,696	2,377,171	339,931
Investment in subsidiaries	—	(258,192)	(2,015,804)	(288,256)
Net cash provided by investing activities	211,963	414,263	352,792	50,449
Proceeds received from employees in relation to share options and restricted shares	4,513	1,158	431	62
Payments for repurchase of shares	(369,569)	(400,707)	(167,060)	(23,889)
Net cash used in financing activities	(365,056)	(399,549)	(166,629)	(23,827)
Effect of exchange rate changes on cash and cash equivalents	3,340	1,549	(838)	(121)
Net (decrease)/increase in cash and cash equivalents	(194,141)	34,840	203,191	29,056
Cash and cash equivalents at beginning of the year	197,012	2,871	37,711	5,393
Cash and cash equivalents at end of the year	2,871	37,711	240,902	34,449